Property and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and equipment
Property and Equipment, Gross			$ 150	$ 1,029
Less accumulated depreciation and amortization			(90)	(331)
Property and equipment, net	$ 48		60	698
Depreciation expense	$ 12	$ 75	121	330
Impairment charge			$ 500
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]			Impairment of Intangible Assets, Indefinite-Lived (Excluding Goodwill)
Machinery and Equipment [Member]
Property and equipment
Property and Equipment, Gross			$ 61	582
Furniture and Fixtures [Member]
Property and equipment
Property and Equipment, Gross			5	27
Computer hardware and software
Property and equipment
Property and Equipment, Gross			78	136
Tools, Dies and Molds [Member]
Property and equipment
Property and Equipment, Gross			$ 6	199
Leasehold Improvements [Member]
Property and equipment
Property and Equipment, Gross				19
Construction in Progress [Member]
Property and equipment
Property and Equipment, Gross				$ 66